Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Schedule of Income Tax Provision	The income tax provision consists of the following components:
	For the years ended December 31,
	2021	2022	2023
Current income tax expenses	$17,687	$2	$-
Deferred income tax expenses	534,668	660,653	3,787,692
Total income tax expenses	$552,355	$660,655	$3,787,692

Schedule of a Reconciliation between the Group’s Actual Provision for Income Taxes and the Provision at the PRC, Mainland Statutory Rate	A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:
	For the years ended December 31,
	2021	2022	2023
Income/(loss) before income tax	$3,917,357	$(5,344,659)	$(23,218,076)
Income/(loss) tax expense at statutory tax rate	979,339	(1,336,164)	(5,804,519)
Additional deduction for R&D expenses	(1,005,733)	(1,087,622)	(11,671,270)
Investment loss/(income)	39,158	35,795	(18,886)
Non-deductible expenses	41,679	278,277	222,400
Tax effect of tax rate in a different jurisdiction	134,570	51,119	139,523
Effect of preferential tax rates	(356,448)	5,259	7,904,562
Deferred tax effect of tax rate change	-	538,660	-
Change in valuation allowance	719,790	1,697,503	15,011,112
Write-off of NOL	-	477,828	78,655
Recognized of NOL due to tax filling difference	-	-	(2,073,885)
Income tax expense	$552,355	$660,655	$3,787,692

Schedule of Significant Components of Net Deferred Tax Assets	The significant components of the net deferred tax assets are summarized below:
	As of December 31,
	2022	2023
Deferred tax assets:
Tax losses	$4,475,379	$15,339,438
Allowance for credit losses	1,053,028	1,129,390
Accrued expenses	716,673	483,729
Written-down of inventories	301,150	375,956
Non-deductible education expense	756	733
Lease liabilities	112,203	586,582
Amortization of intangible assets	972,696	1,155,389
Valuation allowance	(3,611,707)	(18,479,549)
Total deferred tax assets	$4,020,178	$591,668
Deferred tax liabilities:
Right-of-use assets	(131,604)	(591,668)
Deferred tax assets, net	$3,888,574	$-

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	As of December 31,
	2022	2023
Balance at the beginning of the year	$2,685,373	$3,611,707
Current year addition	1,723,347	15,013,296
Current year reduction	(25,844)	(2,184)
Deferred tax effect of tax rate change	(538,660)	-
Exchange rate effect	(232,509)	(143,270)
Balance at the end of the year	$3,611,707	$18,479,549

Schedule of Net Operating Loss Carryforwards	As of December 31, 2023, net operating loss carryforwards from PRC will expire, if unused, in the following amounts:
2024	$886,628
2025	370,362
2026	834,069
2027	494,097
2028	3,390,913
Thereafter	91,810,681
Total	$97,786,750

Schedule of Net Operating Loss from HK Will Carry Forward Indefinitely	As of December 31, 2023, net operating loss from HK will carry forward indefinitely, in the following amounts:
Net operating loss carryforwards indefinitely	5,264,641
Total	$5,264,641